Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 18,487	¥ 14,242
Post-modification outstanding recorded investment	16,678	11,471
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,977	8,761
Post-modification outstanding recorded investment	6,171	6,152
Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10	15
Post-modification outstanding recorded investment	4	6
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,536	1,385
Post-modification outstanding recorded investment	1,312	1,072
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	6,431	7,361
Post-modification outstanding recorded investment	4,855	5,074
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,510	5,481
Post-modification outstanding recorded investment	10,507	5,319
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231
Post-modification outstanding recorded investment	230
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,279	5,481
Post-modification outstanding recorded investment	¥ 10,277	¥ 5,319